Convertible bonds - Additional Information (Details) ¥ in Thousands				12 Months Ended
	Oct. 04, 2024 USD ($)	Sep. 05, 2023 USD ($)	Jul. 06, 2023 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest rate						3.00%
LMR Converted an aggregated amount | ¥				¥ 29,785	¥ 319,335
Convertible bonds
Disclosure of detailed information about borrowings [line items]
Interest rate						5.00%
July 2023 LMR Convertible Bond [member]
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 30,000,000
Borrowings maturity			July 3, 2024
September 2023 LMR Convertible Bond [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 40,000,000
Borrowings maturity		September 2, 2024
July 2024 LMR Convertible Bond [member] | Forecast [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 25,000,000
Debt securities price						$ 25,000,000
July 2023 And September 2023 LMR Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate outstanding amount	$ 35,500,000
Repayment of borrowings	500,000
October 2024 LMR Convertible Bond [Member]
Disclosure of detailed information about borrowings [line items]
Principal amount of debt issued	$ 35,000,000